Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Current:
Federal		$ 2,884	$ 2,503	$ 2,060
State		373	346	302
Foreign		258	265	230
Total Current		3,515	3,114	2,592
Deferred:
Federal		127	(12)	114
State		(11)	4	1
Foreign		0	(24)	(21)
Total Deferred		116	(32)	94
Total	[1]	$ 3,631	$ 3,082	$ 2,686

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.